Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Abstract]
Trade	$ 264,589	$ 178,433
Accrued trade	47,426	91,708
Prepaids and other	60,321	52,444
Trade and other current receivables	$ 372,336	$ 322,585